Operating leases - Narrative (Details)		12 Months Ended
	Dec. 16, 2016 USD ($) vessel	Dec. 31, 2018 USD ($) vessel subtenant	Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Time chartered vessel, time charter duration		1 year
Number of vessels under float time charter | vessel		41
Number of subtenants | subtenant		4
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease rental payments, excluding joint ventures		$ 53,100,000	$ 54,400,000
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease rental payments, excluding joint ventures		133,100,000	0
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease rental payments, excluding joint ventures		$ 113,700,000	$ 0
Vessels
Disclosure of finance lease and operating lease by lessee [line items]
Average lease payable duration		3 years
Average lease receivable duration		4 years
Office Space And Company Cars
Disclosure of finance lease and operating lease by lessee [line items]
Average lease payable duration		3 years
Average lease receivable duration		5 years
Sale and Leaseback Agreement | Vessels
Disclosure of finance lease and operating lease by lessee [line items]
Duration of sale and leaseback agreement on vessels	5 years
Number of VLCCs delivered | vessel	4
Seller credit payable upon sale	$ 4,500,000.0
Seller credit percent of fair value threshold	50.00%
Seller credit payable threshold, oldest vessel	$ 17,500,000.0
Seller credit payable threshold, other vessels	19,500,000.0
Leaseback agreement residual guarantee	$ 20,000,000.0
Owner percent of profit	75.00%
Charter percent of profit	25.00%
Profit share agreement, proceeds lower limit, oldest vessel	$ 26,500,000.0
Profit share agreement, proceeds upper limit, oldest vessel	32,500,000.0
Profit share agreement, proceeds lower limit, other vessel	28,500,000.0
Profit share agreement, proceeds upper limit, other vessel	$ 34,500,000.0